The Company and Nature of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 23, 2021	Apr. 17, 2020
Tencent/Sohu Sogou Share Purchase [Member]
Organization and Nature of Operations [Line Items]
Sale of stock, Consideration received on transaction	$ 1,180
Changyou [Member]
Organization and Nature of Operations [Line Items]
Voting power held by the Company		100.00%
Changyou Merger [Member] | Changyou [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Voting power held by the Company		100.00%
Ordinary Shares [Member] | Changyou Merger [Member] | Changyou [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Percentage of outstanding equity capital held by the Company		100.00%
Class A Ordinary Shares and Class B Ordinary Shares [Member] | Sohu Search [Member] | Tencent/Sohu Sogou Share Purchase [Member]
Organization and Nature of Operations [Line Items]
Sale of stock, price per share	$ 9